Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Balance at Dec. 31, 2020	$ 4		$ 10,267		$ (6,307)	$ 3,964
Balance, shares at Dec. 31, 2020	4,084
Stock based compensation (see note 9)			2,030			2,030
Issuance of shares and warrants (see note 9)	$ 2		19,116			19,118
Issuance of shares and warrants,shares	2,469
Net loss					(8,987)	(8,987)
Exercise of warrants (see note 9)	$ 1		3,490			3,491
Exercise of warrants, shares	568
Round up of shares due to reverse stock split (see note 9)		[1]		[1]			[1]
Round up shares due to reverse stock split, shares	1
Balance at Dec. 31, 2021	$ 7		34,903		(15,294)	19,616
Balance, shares at Dec. 31, 2021	7,122
Stock based compensation (see note 9)			1,916			1,916
Net loss					(7,804)	(7,804)
Balance at Sep. 30, 2022	$ 7		36,819		(23,098)	13,728
Balance, shares at Sep. 30, 2022	7,122
Balance at Dec. 31, 2021	$ 7		34,903		(15,294)	19,616
Balance, shares at Dec. 31, 2021	7,122
Stock based compensation (see note 9)			1,638			1,638
Net loss					(9,468)	(9,468)
Balance at Dec. 31, 2022	$ 7		36,541		(24,762)	11,786
Balance, shares at Dec. 31, 2022	7,122
Balance at Jun. 30, 2022	$ 7		36,360		(20,854)	15,513
Balance, shares at Jun. 30, 2022	7,122
Stock based compensation (see note 9)			459			459
Net loss					(2,244)	(2,244)
Balance at Sep. 30, 2022	$ 7		36,819		(23,098)	13,728
Balance, shares at Sep. 30, 2022	7,122
Balance at Dec. 31, 2022	$ 7		36,541		(24,762)	11,786
Balance, shares at Dec. 31, 2022	7,122
Stock based compensation (see note 9)			1,056			1,056
Issuance of shares upon RSU vesting		[2]		[2]
Issuance of shares upon RSU vesting, shares	25
Issuance of shares and warrants (see note 9)	$ 3		13,818			13,821
Issuance of shares and warrants,shares	3,294
Net loss					(8,104)	(8,104)
Balance at Sep. 30, 2023	$ 10		51,415		(32,866)	18,559
Balance, shares at Sep. 30, 2023	10,441
Balance at Jun. 30, 2023	$ 10		51,110		(30,324)	20,796
Balance, shares at Jun. 30, 2023	10,437
Stock based compensation (see note 9)			371			371
Issuance of shares upon RSU vesting		[2]		[2]
Issuance of shares upon RSU vesting, shares	4
Net loss					(2,542)	(2,542)
Issuance expenses			(66)			(66)
Balance at Sep. 30, 2023	$ 10		$ 51,415		$ (32,866)	$ 18,559
Balance, shares at Sep. 30, 2023	10,441

[1]	Represents an amount less than $1 thousand
[2]	Represents an amount less than $1 thousand